American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2026

Disciplined Growth Fund - Schedule of Investments
MARCH 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	4,927	2,977,829
Automobile Components — 0.3%
BorgWarner, Inc.	16,786	910,808
Garrett Motion, Inc.	13,114	238,282
Gentex Corp.	4,440	97,014
		1,246,104
Automobiles — 2.5%
Tesla, Inc.(1)	27,781	10,327,587
Beverages — 1.0%
Monster Beverage Corp.(1)	59,751	4,329,557
Biotechnology — 4.1%
AbbVie, Inc.	46,407	10,093,058
Alnylam Pharmaceuticals, Inc.(1)	3,075	1,017,425
Arrowhead Pharmaceuticals, Inc.(1)	2,767	173,491
Gilead Sciences, Inc.	11,812	1,646,239
Halozyme Therapeutics, Inc.(1)	10,644	687,922
Incyte Corp.(1)	5,893	554,649
Natera, Inc.(1)	6,904	1,380,731
Neurocrine Biosciences, Inc.(1)	7,670	1,010,446
PTC Therapeutics, Inc.(1)	1,286	87,615
		16,651,576
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	76,748	15,984,306
Etsy, Inc.(1)	7,246	362,155
		16,346,461
Building Products — 0.4%
AZZ, Inc.	1,386	173,430
Builders FirstSource, Inc.(1)	4,286	352,866
Griffon Corp.	2,369	172,179
Masco Corp.	11,567	698,300
Owens Corning	1,194	129,215
		1,525,990
Capital Markets — 0.8%
Evercore, Inc., Class A	2,224	663,886
Lazard, Inc.	1,762	74,850
Moelis & Co., Class A	5,571	317,547
MSCI, Inc.	3,247	1,750,165
Piper Sandler Cos.	2,692	206,073
StoneX Group, Inc.(1)	2,880	232,272
		3,244,793
Chemicals — 0.1%
NewMarket Corp.	344	220,487
Scotts Miracle-Gro Co.	1,758	106,904
		327,391
Commercial Services and Supplies — 0.8%
Cintas Corp.	15,817	2,675,287
Rollins, Inc.	9,932	530,468
		3,205,755

Communications Equipment — 1.3%
Arista Networks, Inc.(1)	29,702	3,646,812
Ciena Corp.(1)	3,170	1,230,689
Motorola Solutions, Inc.	870	377,554
		5,255,055
Construction and Engineering — 0.5%
Argan, Inc.	498	271,236
EMCOR Group, Inc.	1,245	919,196
Primoris Services Corp.	960	137,318
Sterling Infrastructure, Inc.(1)	307	125,032
Tutor Perini Corp.	4,169	321,805
Valmont Industries, Inc.	468	186,999
		1,961,586
Consumer Finance — 0.0%
Enova International, Inc.(1)	1,252	170,059
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	8,804	8,772,569
Dollar General Corp.	1,696	201,366
Dollar Tree, Inc.(1)	4,829	528,824
Maplebear, Inc.(1)	11,530	431,914
U.S. Foods Holding Corp.(1)	2,924	269,622
		10,204,295
Electric Utilities — 0.2%
NRG Energy, Inc.	4,501	657,776
Electrical Equipment — 0.8%
Nextpower, Inc., Class A(1)	2,764	333,200
Vertiv Holdings Co., Class A	11,729	2,939,053
		3,272,253
Electronic Equipment, Instruments and Components — 0.6%
TE Connectivity PLC	10,975	2,293,995
Zebra Technologies Corp., Class A(1)	1,789	374,044
		2,668,039
Energy Equipment and Services — 0.3%
TechnipFMC PLC	16,029	1,108,085
Weatherford International PLC	3,663	346,446
		1,454,531
Entertainment — 2.0%
Netflix, Inc.(1)	50,358	4,841,922
ROBLOX Corp., Class A(1)	2,951	166,909
Spotify Technology SA(1)	6,650	3,224,651
		8,233,482
Financial Services — 4.9%
Mastercard, Inc., Class A	20,198	10,092,133
Toast, Inc., Class A(1)	42,288	1,121,055
Visa, Inc., Class A	29,038	8,776,445
		19,989,633
Ground Transportation — 0.5%
Uber Technologies, Inc.(1)	25,993	1,869,676
Health Care Equipment and Supplies — 0.5%
Dexcom, Inc.(1)	22,110	1,388,508
IDEXX Laboratories, Inc.(1)	865	486,035
		1,874,543
Health Care Providers and Services — 1.3%
Cardinal Health, Inc.	9,943	2,101,056
HCA Healthcare, Inc.	3,151	1,491,179

McKesson Corp.	2,025	1,752,354
		5,344,589
Health Care Technology — 0.5%
Doximity, Inc., Class A(1)	12,504	291,343
Veeva Systems, Inc., Class A(1)	9,366	1,645,232
		1,936,575
Hotels, Restaurants and Leisure — 3.9%
Airbnb, Inc., Class A(1)	22,117	2,792,935
Booking Holdings, Inc.	1,554	6,542,837
Brinker International, Inc.(1)	2,251	321,375
Domino's Pizza, Inc.	1,104	396,104
DoorDash, Inc., Class A(1)	18,142	2,724,022
DraftKings, Inc., Class A(1)	24,800	536,176
Expedia Group, Inc.	11,037	2,548,333
Super Group SGHC Ltd.	21,579	233,053
		16,094,835
Household Products — 0.7%
Colgate-Palmolive Co.	34,668	2,954,754
Interactive Media and Services — 9.4%
Alphabet, Inc., Class A	37,564	10,801,904
Alphabet, Inc., Class C	43,727	12,543,527
Cargurus, Inc.(1)	11,182	380,747
Match Group, Inc.	7,040	216,198
Meta Platforms, Inc., Class A	23,469	13,427,319
Pinterest, Inc., Class A(1)	26,702	489,715
Reddit, Inc., Class A(1)	4,142	557,720
		38,417,130
IT Services — 1.2%
Accenture PLC, Class A	11,144	2,209,744
GoDaddy, Inc., Class A(1)	4,804	397,147
Snowflake, Inc., Class A(1)	13,214	1,992,935
VeriSign, Inc.	950	235,942
		4,835,768
Leisure Products — 0.1%
Hasbro, Inc.	3,121	292,126
Life Sciences Tools and Services — 0.1%
Medpace Holdings, Inc.(1)	845	405,760
Machinery — 0.1%
Toro Co.	4,956	463,089
Media — 0.1%
New York Times Co., Class A	841	70,417
Trade Desk, Inc., Class A(1)	7,736	175,530
		245,947
Oil, Gas and Consumable Fuels — 0.1%
Gulfport Energy Corp(1)	1,815	384,000
Pharmaceuticals — 2.5%
Amneal Pharmaceuticals, Inc.(1)	8,121	100,944
Bristol-Myers Squibb Co.	35,646	2,161,930
Eli Lilly & Co.	8,578	7,889,787
Jazz Pharmaceuticals PLC(1)	882	166,742
		10,319,403
Professional Services — 0.1%
ExlService Holdings, Inc.(1)	14,290	435,130
Real Estate Management and Development — 0.0%
Compass, Inc., Class A(1)	21,768	159,124

Semiconductors and Semiconductor Equipment — 21.4%
Advanced Micro Devices, Inc.(1)	13,615	2,769,700
Astera Labs, Inc.(1)	2,537	278,055
Broadcom, Inc.	61,970	19,180,335
Cirrus Logic, Inc.(1)	2,168	313,536
KLA Corp.	2,735	4,027,041
Lam Research Corp.	32,621	6,969,803
Monolithic Power Systems, Inc.	447	488,727
NVIDIA Corp.	290,217	50,613,845
NXP Semiconductors NV	1,266	249,225
ON Semiconductor Corp.(1)	2,584	160,001
QUALCOMM, Inc.	21,858	2,814,873
Semtech Corp.(1)	1,720	132,251
		87,997,392
Software — 15.7%
Adobe, Inc.(1)	19,445	4,726,691
AppLovin Corp., Class A(1)	6,156	2,450,088
Atlassian Corp., Class A(1)	12,192	832,104
Autodesk, Inc.(1)	11,736	2,809,598
Cadence Design Systems, Inc.(1)	8,705	2,418,858
Crowdstrike Holdings, Inc., Class A(1)	7,573	2,956,575
Datadog, Inc., Class A(1)	9,295	1,097,275
Docusign, Inc.(1)	14,255	675,830
Fortinet, Inc.(1)	15,248	1,246,067
HubSpot, Inc.(1)	3,153	769,647
Intuit, Inc.	7,979	3,449,960
Microsoft Corp.	73,305	27,135,312
Nutanix, Inc., Class A(1)	6,342	241,059
Palantir Technologies, Inc., Class A(1)	41,135	6,017,228
Pegasystems, Inc.	4,854	206,586
RingCentral, Inc., Class A	5,399	200,789
Salesforce, Inc.	7,782	1,452,666
ServiceNow, Inc.(1)	34,575	3,614,816
Workday, Inc., Class A(1)	15,206	1,975,563
Zscaler, Inc.(1)	1,478	207,349
		64,484,061
Specialty Retail — 0.5%
Bath & Body Works, Inc.	7,076	132,109
Chewy, Inc., Class A(1)	2,491	67,257
Lowe's Cos., Inc.	7,840	1,852,435
Wayfair, Inc., Class A(1)	1,218	91,606
		2,143,407
Technology Hardware, Storage and Peripherals — 12.3%
Apple, Inc.	194,265	49,302,514
Everpure, Inc., Class A(1)	12,740	752,170
Sandisk Corp.(1)	479	304,328
		50,359,012
Textiles, Apparel and Luxury Goods — 0.8%
Deckers Outdoor Corp.(1)	6,631	663,697
Tapestry, Inc.	19,640	2,771,400
		3,435,097
Trading Companies and Distributors — 0.0%
Rush Enterprises, Inc., Class A	2,975	196,677
TOTAL COMMON STOCKS (Cost $193,509,672)		408,697,847

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,384	4,384
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $1,572,873), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $1,542,157)		1,542,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,546,384)		1,546,384
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $195,056,056)		410,244,231
OTHER ASSETS AND LIABILITIES — 0.0%		133,117
TOTAL NET ASSETS — 100.0%		$410,377,348

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$408,697,847	—	—
Short-Term Investments	4,384	$1,542,000	—
	$408,702,231	$1,542,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.